UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Visium Event Driven Fund
Schedule of Investments
February 28, 2015 (Unaudited)

COMMON STOCKS - 67.33%
Aerospace & Defense - 3.41%
B/E Aerospace, Inc. (a)	7,546	$479,473
KLX, Inc. (a)	3,772	150,653
		630,126
Airlines - 0.48%
AMR Corp. Escrow (a)(e)	8,077	25,685
Hawaiian Holdings, Inc. (a)	3,401	62,952
		88,637
Auto Components - 3.86%
TRW Automotive Holdings Corp. (a)	2,928	305,215
Visteon Corp. (a)	4,047	406,845
		712,060
Banks - 1.19%
City National Corp.	1,961	177,216
Susquehanna Bancshares, Inc.	3,154	42,295
		219,511
Chemicals - 10.70%
Ashland, Inc. (c)	4,039	515,457
Huntsman Corp.	19,480	437,521
Sigma-Aldrich Corp.	3,200	441,792
WR Grace & Co. (a)	5,861	581,118
		1,975,888
Communications Equipment - 0.48%
Aruba Networks, Inc. (a)	332	8,237
Finisar Corp. (a)	1,330	27,943
Riverbed Technology, Inc. (a)	2,467	51,659
		87,839
Electric Utilities - 0.34%
Hawaiian Electric Industries	1,893	62,564
Energy Equipment & Services - 2.41%
Baker Hughes, Inc.	4,357	272,356
Dresser-Rand Group, Inc. (a)(c)	1,321	107,516
Paragon Offshore PLC (b)	31,524	64,940
		444,812
Health Care Equipment & Supplies - 0.04%
Wright Medical Group, Inc. (a)	329	8,103
Health Care Providers & Services - 0.54%
Laboratory Corp. America Holdings (a)	816	100,360
Hotels, Restaurants & Leisure - 8.37%
Bob Evans Farms, Inc. (c)	15,634	915,840
Pinnacle Entertainment, Inc. (a)	24,477	630,038
		1,545,878
Household Durables - 0.99%
Lennar Corp.- Class A (c)	4,548	183,193
Insurance - 4.42%
Hartford Financial Services Group, Inc. (c)	12,629	517,284
XL Group PLC (b)	8,268	299,301
		816,585

Internet & Catalog Retail - 0.25%
Orbitz Worldwide, Inc. (a)	4,010	46,436
Internet Software & Services - 4.22%
Carbonite, Inc. (a)	1,046	15,763
eBay, Inc. (a)	10,629	615,526
Yahoo! Inc. (a)	3,314	146,744
		778,033
Media - 9.91%
Cumulus Media, Inc. (a)	3,350	13,366
DIRECTV (a)	6,123	542,498
Gannett Co., Inc.	16,437	581,870
Sirius XM Holdings, Inc. (a)	49,047	190,793
Time Warner Cable, Inc.	3,256	501,587
		1,830,114
Metals & Mining - 4.68%
Gold Fields Ltd. - ADR	56,704	263,674
SunCoke Energy, Inc.	32,937	601,100
		864,774
Multiline Retail - 0.42%
Family Dollar Stores, Inc.	976	76,850
Oil, Gas & Consumable Fuels - 0.12%
Talisman Energy, Inc. (b)	2,912	22,655
Pharmaceuticals - 3.89%
Actavis PLC (a)(b)	286	83,329
Allergan, Inc.	1,389	323,276
Hospira, Inc. (a)	1,856	162,474
Salix Pharmaceuticals, Ltd. (a)	942	148,082
		717,161
Semiconductors & Semiconductor Equipment - 0.68%
Lattice Semiconductor Corp. (a)	1,349	9,065
OmniVision Technologies, Inc. (a)	352	9,437
Spansion, Inc. (a)	2,967	107,050
		125,552
Software - 3.26%
Nuance Communications, Inc. (a)	42,020	600,886
Specialty Retail - 0.07%
ANN, INC. (a)	341	12,245
Thrifts & Mortgage Finance - 0.33%
Hudson City Bancorp, Inc.	6,239	60,893
Tobacco - 1.99%
Lorillard, Inc.	5,377	367,894
Wired Telecommunications Carriers - 0.01%
Adelphia Recovery Trust (a)	510,588	1,481
Wireless Telecommunication Services - 0.27%
T-Mobile US, Inc. (a)	1,523	50,305
TOTAL COMMON STOCKS (Cost $11,897,900)		12,430,835

	Principal
	Amount
CORPORATE BONDS - 0.03%
Communications - 0.00%
Adelphia Communications Corp. Sr. Note 7.5% 04
7.50%, 01/15/2004 (d)	237,265	2,135
7.75%, 01/15/2009 (d)	188,958	945
10.25%, 06/15/2011 (d)	304,655	2,742
7.88%, 05/01/2009 (d)	54,446	272
TOTAL CORPORATE BONDS (Cost $6,094)		6,094

	Shares
REAL ESTATE INVESTMENT TRUSTS - 13.51%
Aviv REIT, Inc.	2,167	77,969
Colony Financial, Inc.	20,597	519,250
Lamar Advertising Co.	18,215	1,058,291
New Senior Investment Group, Inc.	29,282	493,109
NorthStar Realty Finance Corp.	17,972	345,422
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,360,031)		2,494,041

RIGHTS - 0.00%
Community Health Systems, Inc. (a)	2,270	52
TOTAL RIGHTS (Cost $8)		52

WARRANTS - 0.00%
RLJ Entertainment, Inc. (a)	3,980	299
TOTAL WARRANTS (Cost $1,393)		299

	Contracts
PURCHASED OPTIONS - 0.43%
Call Options - 0.07%
Achillion Pharmaceuticals, Inc.
Expiration: March, 2015, Exercise Price: $14.000	14	420
Alcatel-Lucent
Expiration: June, 2015, Exercise Price: $3.500	92	5,704
Applied Materials, Inc.
Expiration: July, 2015, Exercise Price: $25.000	27	5,940
JDS Uniphase Corp.
Expiration: March, 2015, Exercise Price: $14.000	15	525
Vodafone Group PLC
Expiration: April, 2015, Exercise Price: $38.000	46	552
Total Call Options		13,141
Put Options - 0.36%
Allergan, Inc.
Expiration: April, 2015, Exercise Price: $190.000	13	780
Baker Hughes, Inc.
Expiration: January, 2016, Exercise Price: $57.500	17	7,820
Expiration: January, 2016, Exercise Price: $65.000	6	4,830
DIRECTV
Expiration: June, 2015, Exercise Price: $85.000	26	7,696
Finisar Corp.
Expiration: March, 2015, Exercise Price: $20.000	14	980
Halliburton Co.
Expiration: July, 2015, Exercise Price: $40.000	12	2,316
Hawaiian Holdings, Inc.

Expiration: July, 2015, Exercise Price: $19.000	34	7,514
Lorillard, Inc.
Expiration: March, 2015, Exercise Price: $65.000	53	2,915
Salix Pharmaceuticals, Ltd.
Expiration: April, 2015, Exercise Price: $85.000	3	15
T Mobile US, Inc.
Expiration: January, 2016, Exercise Price: $27.000	18	2,160
Talisman Energy, Inc.
Expiration: January, 2016, Exercise Price: $3.000	126	1,260
Time Warner Cable, Inc.
Expiration: July, 2015, Exercise Price: $150.000	24	27,600
Total Put Options		65,886
TOTAL PURCHASED OPTIONS (Cost $120,358)		79,027

Total Investments (Cost $14,385,784) - 81.30%		15,010,348
Other Assets in Excess of Liabilities - 18.70%		3,451,484
TOTAL NET ASSETS - 100.00%		$18,461,832

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Securities in default.
(e)	This security is deemed to be illiquid. The value of the security $25,685, represents 0.14% of net assets.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Visium Event Driven Fund
Schedule of Securities Sold Short
February 28, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 36.54%
Airlines - 0.10%
American Airlines Group, Inc.	398	$19,064
Banks - 0.99%
BB&T Corp.	799	30,402
M&T Bank Corp.	524	63,404
Royal Bank of Canada (b)	1,417	88,732
		182,538
Diversified Telecommunication Services - 0.81%
AT&T, Inc.	4,314	149,092
Electric Utilities - 0.25%
NextEra Energy, Inc.	455	47,074
Energy Equipment & Services - 0.58%
Halliburton Co.	2,484	106,663
Food & Staples Retailing - 1.13%
Sysco Corp.	5,332	207,895
Funds, Trusts & Financial Vehicles - 24.64%
iShares Russell 2000 ETF (c)	7,884	966,184
iShares US Real Estate ETF (c)	12,991	1,027,848
SPDR S&P 500 ETF Trust (c)	7,253	1,527,917
SPDR S&P MidCap 400 ETF Trust (c)	3,744	1,026,605
		4,548,554
Health Care Equipment & Supplies - 0.04%
Tornier NV (a)(b)	338	8,261
Health Care Providers & Services - 0.54%
Laboratory Corp. America Holdings (a)	815	100,269
Household Durables - 1.21%
Lennar Corp.- Class B	4,432	222,531
Internet Software & Services - 0.62%
Alibaba Group Holdings, Ltd. - ADR (a)	1,335	113,635
Media - 1.62%
Comcast Corp.	5,046	299,631
Multiline Retail - 0.10%
Dollar Tree, Inc. (a)	242	19,283
Oil, Gas & Consumable Fuels - 0.16%
Targa Resources Corp.	289	28,778

Pharmaceuticals - 0.41%
Allergan, Inc.	326	75,873
Real Estate Investment Trusts (REITs) - 0.42%
Omega Healthcare Investors, Inc.	1,950	78,117
Semiconductors & Semiconductor Equipment - 0.65%
Cypress Semiconductor Corp.	7,303	107,719
Silicon Image, Inc. (a)	698	5,089
Tokyo Electron Ltd.- ADR (a)	403	7,637

		120,445
Specialty Retail - 1.67%
Barnes & Noble, Inc. (a)	12,360	307,764
Tobacco - 0.29%
Reynolds American, Inc.	708	53,539
Wireless Telecommunication Services - 0.31%
Sprint Corp. (a)	1,402	7,178
Vodafone Group PLC -ADR	1,422	49,145
		56,323
TOTAL SECURITIES SOLD SHORT (Proceeds $6,223,649)		$6,745,329

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Exchange traded Fund.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

Visium Event Driven Fund
Schedule of Total Return Swaps
February 28, 2015 (Unaudited)
		Pay/Receive					Unrealized
		Total Return on		Termination	Notional	Number	Appreciation
Counterparty	Reference Entity	Reference Entity	Financing Rate	Date	Amount	of Units	(Depreciation)
Morgan Stanley	Alcatel-Lucent (a)	Pay	0.610%	12/19/2016	22,755	6,332	$1,876
Morgan Stanley	Atlas Energy LP	Pay	0.410%	12/19/2016	113,175	3,596	1,897
Morgan Stanley	Atlas Energy Group LLC	Receive	-0.240%	02/24/2016	(29,042)	(3,386)	(3,395)
Total net unrealized appreciation on total return swaps							$378

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$14,385,784
Gross unrealized appreciation - Investments	1,227,383
Gross unrealized appreciation - Securities sold Short	15,944
Gross unrealized appreciation - Swaps	3,773
Gross unrealized appreciation - Options	2,334
Gross unrealized depreciation - Investments	(561,488)
Gross unrealized depreciation - Securities sold Short	(537,624)
Gross unrealized depreciation - Swaps	(3,395)
Gross unrealized depreciation - Options	(43,665)
Net unrealized depreciation	$103,262

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury
Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at fair value.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Fund is accurately priced.

Exchange-traded options are valued at the composite price, using the National Best
Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of
Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a Pricing Service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities will generally be classified as Level 2.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that the Portfolios price portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Rights and warrants not traded on a particular day are valued at the mean between the bid and asked quotes or based on an intrinsic value when appropriate. Otherwise Fair Value will be determined in accordance with the procedures set forth in Appendix II.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2015 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:(1)
Common Stocks	$12,403,669	$1,481	$25,685	$12,430,835
Real Estate Investment Trusts	2,494,041	-	-	2,494,041
Warrants	-	299	-	299
Rights	52	-	-	52
Corporate Bonds	-	6,094	-	6,094
Purchased Options	51,427	27,600	-	79,027
Total Assets	$14,949,189	$35,474	$25,685	$15,010,348

Liabilities:
Securities Sold Short	$6,745,329	$-	$-	$6,745,329
Total Assets	$6,745,329	$-	$-	$6,745,329

Other Financial Instruments(2)
Swaps	$-	$378	$-	$378
Total Other Financial Instruments	$-	$378	$-	$378

(1) For further breakdown of common stock by industry type, please refer to the Schedule of Investments.
(2) Other financial instruments are swap contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.
There were no transfers into and out of Level 1 and 2 securities during the period ended February 28, 2015.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 5/31/2014	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into Level 3	Balance as of 2/28/2015
Common Stock	$15,023	$-	.	$-	$10,662	$-	$25,685

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2015:

	Fair Value February 28, 2015	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Common Stocks	$25,685	Market Assessment and Company-Specfic Information	Discount to Last Reported Net Asset Value	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments. .Management has determined that market participants would take these inputs into account when valuing the investment.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$79,027	Options written, at value	$-
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	$3,773	Unrealized depreciation on open swap contracts	$3,395

Total		$3,773		$3,395

The effect of derivative instruments on the income for the period ended February 28, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Swap Contracts	Total
Equity Contracts	$(90,395)	$9,329	$25,001	$(56,065)
Total	$(90,395)	$9,329	$25,001	$(56,065)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Swap Contracts	Total
Equity Contracts	$(27,584)	$-	$378	$(27,206)
Total	$(27,584)	$-	$378	$(27,206)

* The inception date of the Fund is July 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date     April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date     April 17, 2015

By (Signature and Title)*/s/ Jennifer Lima
                                                  Jennifer Lima, Treasurer

Date     April 17, 2015

* Print the name and title of each signing officer under his or her signature.